LEASES - Related Parties Balance Sheet Classification (Details) $ in Thousands	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Right-of-use assets	$ 161,822	$ 133,112
Current portion of lease liabilities	24,075	19,155
Operating lease liabilities, noncurrent	126,695	114,687
Total lease liabilities	$ 150,770	$ 137,805
Related Party
Lessee, Lease, Description [Line Items]
Number of leases | lease	24
Right-of-use assets	$ 105,264
Current portion of lease liabilities	14,492
Operating lease liabilities, noncurrent	93,713
Nonrelated Party
Lessee, Lease, Description [Line Items]
Right-of-use assets	56,558
Current portion of lease liabilities	9,583
Operating lease liabilities, noncurrent	$ 32,982